JOINT VENTURE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
JOINT VENTURE

5. JOINT VENTURE

On October 20, 2020, the Company signed a Joint Venture Agreement (“JVA”) establishing a joint venture, Super Photonics Xiamen Co., Ltd (“SPX”) in Xiamen China, with Xiamen Sanan Integrated Circuit Co. Ltd. (“Sanan IC”) whose purpose is to design, develop, manufacture and sell 100G, 200G and 400G optical engines based on POET’s proprietary Optical Interposer platform technology. SPX was registered on March 12, 2021. SPX was subsequently capitalized through a combination of committed cash, capital equipment and intellectual property from Sanan IC and intellectual property and know-how from the Company. SPX was determined to be a joint venture as both Sanan IC and POET exercise joint control over SPX. All relevant activity of SPX required unanimous consent.

The Company’s contribution of intellectual property to SPX was independently valued at $22,500,000 at the time of its contribution. During the year ended December 31, 2024, the Company recognized a gain of nil (2023 - $1,031,807, 2022 - $1,746,987) related to its contribution of intellectual property to SPX in accordance with IAS 28. The Company only recognized a gain on the contribution of the intellectual property equivalent to Sanan IC’s interest in SPX, the unrecognized gain of $17,133,706 (2023 - $17,133,706, 2022 - $18,159,632) was applied against the investment and periodically realized as the Company’s ownership interest in SPX was reduced. At December 31, 2024, Sanan IC’s and the Company’s ownership interests were approximately 0% and 100% respectively (2023 - 23.9% and 76.1%, 2022 - 19.3% and 80.7%).

The Company recognized its share of SPX’s profits or losses using the equity method. On a weighted average basis, the Company’s share of the net operating loss was 75.2% or $(2,942,820), however the Company recognized nil of the net operating loss of SPX for the year ended December 31, 2024 (2023 - 78.9% or ($1,031,807), 2022 - 83.7% or $(3,211,993)).

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

5. JOINT VENTURE (Continued)

The Company’s investment in joint venture during the year can be summarized as follows:

Investment balance, December 31, 2021	$1,445,251
Recognized gain on contribution of intellectual property	1,746,987
Share of loss in joint venture for the year ended December 31, 2022	(3,211,993)
Effect of changes in foreign exchange rates	19,755
Investment balance, December 31, 2022	-
Recognized gain on contribution of intellectual property	1,031,807
Share of loss in joint venture for the year ended December 31, 2023	(1,031,807)
Investment balance, December 31, 2023 and 2024	$-

On December 31, 2024, the Company acquired Sanan IC’s 24.8% interest in SPX in exchange for a convertible debt of $6,500,000. The acquisition cost will be paid over a period of five (5) years. The unpaid balances are interest free and will be settled based on the following schedule:

October 31, 2025	$700,000
October 31, 2026	$1,000,000
October 31, 2027	$1,300,000
October 31, 2028	$1,600,000
October 31, 2029	$1,900,000

At any time before the convertible debt is fully settled, Sanan IC has the right to convert any remaining unpaid amounts due into shares of common stock of the Company. The conversion shall be executed at a conversion price equal to the greater of: (a) the volume weighted average closing (“VWAP”) price of the common stock of the Company as reported by the NASDAQ Capital Market for thirty (30) days prior to the conversion date, or (b) the closing price of the common stock of the Company as reported by the NASDAQ Capital Market the day prior to the conversion date.

The acquisition of Sanan IC’s 24.8% interest in SPX, under which the Company obtains full control over SPX, was determined to be an asset acquisition because SPX did not meet the threshold of a business as defined by IFRS 3.

The Company determined that the convertible debt represents a hybrid financial instrument that contains 1) a host debt principal component , 2) a market price conversion feature that is a non-derivative with a value of nil that is not separable from the host debt and, 3) the VWAP conversion option that is a derivative with a nil value. As Sanan IC can exercise the conversion option at any time, the convertible debt is classified as current liability.

The assessment of the purchase price allocation on the date of purchase has been determined as follows:

Fair value consideration paid

Convertible debt to be paid over five years	$6,500,000

Recognized amounts of identifiable net assets:

Cash	$97,833
Other non-current assets	237,216
Accounts payable	(388,470)
Payables to the Company	(299,266)

Net assets (liabilities) acquired	$(352,687)

Loss on acquisition	$6,852,687

$6,500,000

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

5. JOINT VENTURE (Continued)

Summarized financial information of the joint venture is as follows:

December 31,	2024	2023	2022

Current assets	$-	$1,758,587	$1,951,654
Intangible assets	-	16,155,786	18,708,065
Liabilities	-	(149,306)	(180,897)
Owners Equity	-	(17,765,067)	(20,478,822)

Net loss	$3,913,325	$3,830,962	$4,319,857

The following table discloses the amount of transactions the Company conducted with SPX prior to being acquired:

	Sales	Purchases	Loans	Recoverables
PTZ	$-	$-	$-	$300,685
PTS	-	178,320	-	-

Subsequent to the acquisition, the Company suspended operations at SPX and initiated a plan to wind-up its operations.